Average Annual Total Returns - SelectPortfoliosGroup7-InformationTechnologySector-ComboPRO - SelectPortfoliosGroup7-InformationTechnologySector-ComboPRO - Select Semiconductors Portfolio	Apr. 29, 2024
Select Semiconductors Portfolio | Return Before Taxes
Average Annual Return:
Past 1 year	78.14%
Past 5 years	34.21%
Past 10 years	25.53%
Select Semiconductors Portfolio | After Taxes on Distributions
Average Annual Return:
Past 1 year	75.24%
Past 5 years	31.86%
Past 10 years	22.28%
Select Semiconductors Portfolio | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	48.27%
Past 5 years	27.98%
Past 10 years	20.40%
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%
F1508
Average Annual Return:
Past 1 year	86.73%
Past 5 years	33.87%
Past 10 years	24.95%